UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.32%)
CONSUMER DISCRETIONARY – (5.43%)
Automobiles & Components – (0.95%)
9,908,156	Harley-Davidson, Inc.	$303,982,226

Consumer Durables & Apparel – (0.18%)
1,183,216	Hunter Douglas NV (Netherlands)	59,251,868

Media – (1.08%)
6,625,991	Grupo Televisa S.A., ADR (Mexico)	148,753,498
493,242	Liberty Media - Starz, Series A *	32,329,547
11,355,603	News Corp., Class A	164,315,575

		345,398,620

Retailing – (3.22%)
12,420,143	Bed Bath & Beyond Inc. *	545,430,580
12,702,992	CarMax, Inc. *(a)	393,665,722
6,165,360	Liberty Media Corp. - Interactive, Series A *	90,969,887

		1,030,066,189

	Total Consumer Discretionary	1,738,698,903

CONSUMER STAPLES – (16.01%)
Food & Staples Retailing – (6.94%)
19,540,931	Costco Wholesale Corp.	1,227,170,467
33,046,295	CVS Caremark Corp.	995,354,405

		2,222,524,872

Food, Beverage & Tobacco – (7.23%)
10,202,565	Coca-Cola Co.	625,621,286
25,446,668	Diageo PLC (United Kingdom)	469,722,161
25,767	Diageo PLC, ADR (United Kingdom)	1,906,758
8,667,551	Heineken Holding NV (Netherlands)	373,244,631
1,704,827	Hershey Co.	84,371,888
1,803,340	Mead Johnson Nutrition Co.	106,072,459
3,194,125	Nestle S.A. (Switzerland)	174,953,851
6,143,067	Philip Morris International Inc.	359,369,420
3,964,354	Unilever NV, NY Shares (Netherlands)	117,701,670

		2,312,964,124

Household & Personal Products – (1.84%)
2,046,500	Natura Cosmeticos S.A. (Brazil)	58,615,862
8,335,566	Procter & Gamble Co.	529,891,931

		588,507,793

	Total Consumer Staples	5,123,996,789

ENERGY – (14.39%)
22,471,580	Canadian Natural Resources Ltd. (Canada)	819,538,523
147,804,011	China Coal Energy Co. - H (China)	255,516,691
13,843,512	Devon Energy Corp.	900,105,150
11,308,566	EOG Resources, Inc.	1,082,455,938
13,228,435	Occidental Petroleum Corp.	1,040,151,844
19,150,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	251,383,873
886,800	Schlumberger Ltd.	61,978,452
3,059,451	Transocean Ltd. *	193,846,815

	Total Energy	4,604,977,286

FINANCIALS – (27.73%)
Banks – (3.83%)
	Commercial Banks – (3.83%)
47,077,834	Wells Fargo & Co.	1,227,789,911

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (12.17%)
	Capital Markets – (6.70%)
5,637,732	Ameriprise Financial, Inc.	$291,414,367
42,826,945	Bank of New York Mellon Corp.	1,073,243,242
4,347,420	Brookfield Asset Management Inc., Class A (Canada)	129,205,322
1,109,000	Charles Schwab Corp.	17,078,600
5,159,793	GAM Holding Ltd. (Switzerland)*	81,535,269
1,119,909	Goldman Sachs Group, Inc.	180,249,353
8,788,137	Julius Baer Group Ltd. (Switzerland)	370,976,283

		2,143,702,436

	Consumer Finance – (4.18%)
32,260,058	American Express Co.	1,337,502,005

	Diversified Financial Services – (1.29%)
2,641,295	Bank of America Corp.	30,216,415
1,402,433	JPMorgan Chase & Co.	52,773,554
8,928,459	Moody's Corp.	241,604,100
1,141,950	Visa Inc., Class A	89,266,231

		413,860,300

		3,895,064,741

Insurance – (10.91%)
	Insurance Brokers – (0.09%)
725,000	Aon Corp.	28,818,750

	Multi-line Insurance – (3.72%)
330,694	Fairfax Financial Holdings Ltd. (Canada)	134,356,012
160,877	Fairfax Financial Holdings Ltd., 144A (Canada)(b)(c)	65,806,722
25,108,721	Loews Corp. (a)	991,292,305

		1,191,455,039

	Property & Casualty Insurance – (5.92%)
8,700	Berkshire Hathaway Inc., Class A *	1,037,910,000
86,114	Markel Corp. *	28,849,912
39,157,126	Progressive Corp. (Ohio) (a)	828,564,786

		1,895,324,698

	Reinsurance – (1.18%)
615,500	Everest Re Group, Ltd.	51,874,340
6,185,151	Transatlantic Holdings, Inc. (a)	325,338,943

		377,213,283

		3,492,811,770

Real Estate – (0.82%)
39,391,100	Hang Lung Group Ltd. (Hong Kong)	261,718,000

	Total Financials	8,877,384,422

HEALTH CARE – (11.71%)
Health Care Equipment & Services – (3.59%)
5,546,264	Baxter International Inc.	282,304,838
3,548,949	Becton, Dickinson and Co.	268,016,628
12,300,208	Express Scripts, Inc. *	597,175,098

		1,147,496,564

Pharmaceuticals, Biotechnology & Life Sciences – (8.12%)
12,467,450	Johnson & Johnson	793,802,542
23,461,310	Merck & Co., Inc.	851,176,327
34,454,015	Pfizer Inc.	599,499,861

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
2,420,000	Roche Holding AG - Genusschein (Switzerland)	$355,357,959

		2,599,836,689

	Total Health Care	3,747,333,253

INDUSTRIALS – (6.24%)
Capital Goods – (1.71%)
5,446,833	ABB Ltd., ADR (Switzerland)	112,694,975
3,010,000	Lockheed Martin Corp.	214,582,900
5,718,062	Tyco International Ltd.	218,887,413

		546,165,288

Commercial & Professional Services – (2.47%)
4,995,809	D&B Corp. (a)	371,738,148
19,259,589	Iron Mountain Inc. (a)	419,666,444

		791,404,592

Transportation – (2.06%)
88,903,512	China Merchants Holdings International Co., Ltd. (China)	310,825,373
68,979,600	China Shipping Development Co. Ltd. - H (China)(a)	100,382,504
1,779,009	Kuehne & Nagel International AG (Switzerland)	220,014,629
5,429,000	LLX Logistica S.A. (Brazil)*	29,950,021

		661,172,527

	Total Industrials	1,998,742,407

INFORMATION TECHNOLOGY – (6.90%)
Semiconductors & Semiconductor Equipment – (2.04%)
22,062,145	Texas Instruments Inc.	652,377,628

Software & Services – (3.02%)
13,927,133	Activision Blizzard, Inc.	159,744,216
639,045	Google Inc., Class A *	391,734,585
15,658,431	Microsoft Corp.	417,375,478

		968,854,279

Technology Hardware & Equipment – (1.84%)
8,638,900	Agilent Technologies, Inc. *	300,633,720
6,841,469	Hewlett-Packard Co.	287,752,186

		588,385,906

	Total Information Technology	2,209,617,813

MATERIALS – (7.47%)
783,800	Air Products and Chemicals, Inc.	66,599,486
4,670,343	BHP Billiton PLC (United Kingdom)	165,647,906
4,009,093	Martin Marietta Materials, Inc. (a)	322,651,805
4,197,296	Monsanto Co.	249,403,328
1,254,146	Potash Corp. of Saskatchewan Inc. (Canada)	181,964,043
1,350,220	Praxair, Inc.	123,329,095
3,006,214	Rio Tinto PLC (United Kingdom)	194,414,520
25,917,807	Sealed Air Corp. (a)	599,997,232
19,992,934	Sino-Forest Corp. (Canada)*(a)	395,193,205
578,195	Sino-Forest Corp., 144A (Canada)*(a)(b)(c)	11,428,975
2,199,699	Vulcan Materials Co.	80,311,010

	Total Materials	2,390,940,605

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.44%)
2,453,837	America Movil SAB de C.V., Series L, ADR (Mexico)	$140,506,707

	Total Telecommunication Services	140,506,707

	TOTAL COMMON STOCK – (Identified cost $21,023,228,698)	30,832,198,185

CONVERTIBLE BONDS – (0.34%)
MATERIALS – (0.24%)
$61,132,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	75,498,020

	Total Materials	75,498,020

TELECOMMUNICATION SERVICES – (0.10%)
29,918,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	33,882,135

	Total Telecommunication Services	33,882,135

	TOTAL CONVERTIBLE BONDS – (Identified cost $91,077,375)	109,380,155

CORPORATE BONDS – (1.14%)
CONSUMER DISCRETIONARY – (0.76%)
Automobiles & Components – (0.76%)
183,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	242,466,033

	Total Consumer Discretionary	242,466,033

MATERIALS – (0.38%)
105,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)	122,604,930

	Total Materials	122,604,930

	TOTAL CORPORATE BONDS – (Identified cost $288,000,000)	365,070,963

SHORT TERM INVESTMENTS – (2.01%)
218,442,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $218,446,187
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.52%-5.665%, 12/01/26-10/20/40, total market value $222,810,840)	218,442,000
141,655,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $141,657,715
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 04/01/14-11/01/40, total market value $144,488,100)	141,655,000
283,310,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $283,315,430
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.00%, 04/15/40-09/15/40, total market value $288,976,200)	283,310,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $643,407,000)	643,407,000

	Total Investments – (99.81%) – (Identified cost $22,045,713,073) – (d)	31,950,056,303
	Other Assets Less Liabilities – (0.19%)	59,934,419
	Net Assets – (100.00%)	$32,009,990,722

ADR: American Depositary Receipt

*	Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

(a)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2010.  The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2010, amounts to $4,958,023,019.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2010	Gross Additions	Gross Reductions	Shares/Principal October 31, 2010	Dividend/ Interest Income
CarMax, Inc.	12,702,992	–	–	12,702,992	$–
China Shipping Development Co. Ltd. - H	68,979,600	–	–	68,979,600	–
D&B Corp.	4,995,809	–	–	4,995,809	1,748,533
Iron Mountain Inc.	19,259,589	–	–	19,259,589	1,203,724
Loews Corp.	25,108,721	–	–	25,108,721	1,569,295
Martin Marietta Materials, Inc.	4,009,093	–	–	4,009,093	1,603,637
Progressive Corp. (Ohio)	39,157,126	–	–	39,157,126	–
Sealed Air Corp.	26,901,107	–	983,300	25,917,807	3,472,574
Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	$105,000,000	–	–	$105,000,000	3,150,000
Sino-Forest Corp.	19,909,434	83,500	–	19,992,934	–
Sino-Forest Corp., 144A	578,195	–	–	578,195	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$61,132,000	–	–	$61,132,000	764,150
Transatlantic Holdings, Inc.	6,417,151	–	232,000	6,185,151	1,335,422

(b)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $77,235,697 or 0.24% of the Fund's net assets as of October 31, 2010.

(c)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $77,235,697 or 0.24% of the Fund’s net assets as of October 31, 2010.

(d)	Aggregate cost for federal income tax purposes is $22,160,681,421. At October 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$10,612,156,818
	Unrealized depreciation	(822,781,936)
	Net unrealized appreciation	$9,789,374,882

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

Security Valuation – (Continued)

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$1,738,698,903	$–	$–	$1,738,698,903
Consumer staples	5,123,996,789	–	–	5,123,996,789
Energy	4,604,977,286	–	–	4,604,977,286
Financials	8,877,384,422	–	–	8,877,384,422
Health care	3,747,333,253	–	–	3,747,333,253
Industrials	1,998,742,407	–	–	1,998,742,407
Information technology	2,209,617,813	–	–	2,209,617,813
Materials	2,390,940,605	–	–	2,390,940,605
Telecommunication services	140,506,707	–	–	140,506,707
Convertible debt securities	–	109,380,155	–	109,380,155
Corporate debt securities	–	365,070,963	–	365,070,963
Short-term securities	–	643,407,000	–	643,407,000
Total	$30,832,198,185	$1,117,858,118	$–	$31,950,056,303

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (83.74%)
CONSUMER DISCRETIONARY – (2.31%)
Consumer Services – (0.85%)
2,295	Wynn Resorts Ltd.	$246,047

Retailing – (1.46%)
5,690	Bed Bath & Beyond Inc. *	249,876
3,700	TJX Cos., Inc.	169,793

		419,669

	Total Consumer Discretionary	665,716

CONSUMER STAPLES – (17.27%)
Food & Staples Retailing – (3.32%)
8,690	Costco Wholesale Corp.	545,732
13,650	CVS Caremark Corp.	411,138

		956,870

Food, Beverage & Tobacco – (11.34%)
5,572	Coca-Cola Co.	341,675
5,910	Mead Johnson Nutrition Co.	347,626
27,920	Nestle S.A. (Switzerland)	1,529,280
3,400	Philip Morris International Inc.	198,900
28,535	Unilever NV, NY Shares (Netherlands)	847,204

		3,264,685

Household & Personal Products – (2.61%)
6,480	Avon Products, Inc.	197,316
7,190	Colgate-Palmolive Co.	554,493

		751,809

	Total Consumer Staples	4,973,364

ENERGY – (4.94%)
3,080	BP PLC, ADR (United Kingdom)*	125,756
26,970	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	354,038
2,720	Schlumberger Ltd.	190,101
22,500	Spectra Energy Corp.	534,825
3,450	Transocean Ltd. *	218,592

	Total Energy	1,423,312

FINANCIALS – (18.98%)
Banks – (3.17%)
	Commercial Banks – (3.17%)
3,600	Toronto-Dominion Bank (Canada)	259,920
15,000	U.S. Bancorp	362,700
11,100	Wells Fargo & Co.	289,488

		912,108

Diversified Financials – (6.34%)
	Capital Markets – (5.79%)
48,210	Bank of New York Mellon Corp.	1,208,143
15,400	Brookfield Asset Management Inc., Class A (Canada)	457,688

		1,665,831

	Diversified Financial Services – (0.55%)
16,780	Cielo S.A. (Brazil)	144,381
51	CME Group Inc.	14,790

		159,171

		1,825,002

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (9.47%)
	Multi-line Insurance – (4.88%)
1,781	Fairfax Financial Holdings Ltd. (Canada)	$723,594
17,300	Loews Corp.	683,004

		1,406,598

	Property & Casualty Insurance – (2.44%)
1,130	ACE Ltd.	67,145
4	Berkshire Hathaway Inc., Class A *	477,200
5,770	W. R. Berkley Corp.	158,790

		703,135

	Reinsurance – (2.15%)
7,340	Everest Re Group, Ltd.	618,615

		2,728,348

	Total Financials	5,465,458

HEALTH CARE – (5.48%)
Health Care Equipment & Services – (5.48%)
11,690	Baxter International Inc.	595,021
7,180	Becton, Dickinson and Co.	542,233
8,615	CareFusion Corp. *	207,966
1,215	Laboratory Corp. of America Holdings *	98,804
3,695	UnitedHealth Group Inc.	133,205

		1,577,229

	Total Health Care	1,577,229

INDUSTRIALS – (6.82%)
Capital Goods – (5.59%)
5,510	ABB Ltd., ADR (Switzerland)	114,002
3,250	Fluor Corp.	156,618
5,320	Lockheed Martin Corp.	379,263
14,510	PACCAR Inc.	744,073
1,525	Schneider Electric S.A. (France)	216,494

		1,610,450

Transportation – (1.23%)
37,090	All America Latina Logistica S.A. (Brazil)	352,947

	Total Industrials	1,963,397

INFORMATION TECHNOLOGY – (22.30%)
Semiconductors & Semiconductor Equipment – (4.44%)
43,180	Texas Instruments Inc.	1,276,833

Software & Services – (11.81%)
3,025	Accenture PLC, Class A	135,248
4,450	Automatic Data Processing Inc.	197,758
6,230	International Business Machines Corp.	894,628
34,320	Microsoft Corp.	914,800
5,700	Oracle Corp.	167,608
11,020	Redecard S.A. (Brazil)	142,587
18,320	SAP AG, ADR (Germany)	947,693

		3,400,322

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (6.05%)
23,730	Agilent Technologies, Inc. *	$825,804
21,790	Hewlett-Packard Co.	916,487

		1,742,291

	Total Information Technology	6,419,446

MATERIALS – (5.18%)
5,430	Air Products and Chemicals, Inc.	461,387
23,400	Cemex SAB de C.V, ADR (Mexico) *	205,218
1,095	Potash Corp. of Saskatchewan Inc. (Canada)	158,874
2,000	Praxair, Inc.	182,680
5,465	Sherwin-Williams Co.	398,781
99,100	Yingde Gases Group Co. Ltd. (China)*	85,020

	Total Materials	1,491,960

TELECOMMUNICATION SERVICES – (0.46%)
2,300	America Movil SAB de C.V., Series L, ADR (Mexico)	131,698

	Total Telecommunication Services	131,698

	TOTAL COMMON STOCK – (Identified cost $20,244,151)	24,111,580

STOCK WARRANTS – (0.14%)
FINANCIALS – (0.14%)
Banks – (0.14%)
	Commercial Banks – (0.14%)
5,000	Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	41,250

	TOTAL STOCK WARRANTS – (Identified cost $39,500)	41,250

CORPORATE BONDS – (1.06%)
MATERIALS – (1.06%)
$300,000	Cemex Finance LLC, 144A Sr. Bond, 9.50%, 12/14/16 (a)	304,500

	TOTAL CORPORATE BONDS – (Identified cost $295,940)	304,500

SHORT TERM INVESTMENTS – (6.15%)
601,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $601,012
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.52%-5.665%, 12/01/26-10/20/40, total market value $613,020)	601,000
390,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $390,007
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 04/01/14-11/01/40, total market value $397,800)	390,000
780,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.23%, 11/01/10, dated 10/29/10, repurchase value of $780,015
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.00%, 04/15/40-09/15/40, total market value $795,600)	780,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,771,000)	1,771,000

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

	Total Investments – (91.09%) – (Identified cost $22,350,591) – (b)	$26,228,330
	Other Assets Less Liabilities – (8.91%)	2,566,139
	Net Assets – (100.00%)	$28,794,469

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $304,500 or 1.06% of the Fund's net assets as of October 31, 2010.

(b)	Aggregate cost for federal income tax purposes is $22,489,770. At October 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$4,333,706
	Unrealized depreciation	(595,146)
	Net unrealized appreciation	$3,738,560

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the funds investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2010 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$665,716	$–	$–	$665,716
Consumer staples	4,973,364	–	–	4,973,364
Energy	1,423,312	–	–	1,423,312
Financials	5,506,708	–	–	5,506,708
Health care	1,577,229	–	–	1,577,229
Industrials	1,963,397	–	–	1,963,397
Information technology	6,419,446	–	–	6,419,446
Materials	1,491,960	–	–	1,491,960
Telecommunication services	131,698	–	–	131,698
Corporate debt securities	–	304,500	–	304,500
Short-term securities	–	1,771,000	–	1,771,000
Total	$24,152,830	$2,075,500	$–	$26,228,330

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2010

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  December 30, 2010